Income Taxes - Reconciliation to Statutory Amount (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of the provision for income taxes with the statutory amount
Income (loss) before income tax expense		$ (17,031)	$ 340,217	$ 459,437
United Kingdom statutory tax rate (as a percent)		20.25%	21.50%	23.25%
Theoretical tax expense (benefit)		$ (3,449)	$ 73,147	$ 106,819
Foreign tax differential		(53,153)	15,768	6,597
Foreign losses with no tax benefit		7,495	12,255	12,218
Italian tax litigation settlement			19,934	38,366
IRAP and other local taxes		29,697	49,806	46,513
Italian reorganization fee		13,405	35,989
Nondeductible expenses		30,244	9,052	1,647
Foreign tax expense, net of federal benefit		9,003	10,765	10,222
Change in unrecognized tax benefits		(15,593)	427	342
Tax cost of dividends		12,888	3,903	3,618
Research and development tax credit		(4,393)	(507)	(283)
Noncontrolling interest		8,565	5,015	1,260
Other		4,187	4,859	(1,364)
Total provision for income taxes		$ 38,896	$ 240,413	$ 225,955
Effective tax rate (as a percent)		(228.40%)	70.70%	49.20%
United Kingdom
Reconciliation of the provision for income taxes with the statutory amount
Income tax expense (benefit) to adjust deferred tax assets and liabilities for changes in enacted tax rates	$ 1,400
United Kingdom | Tax Year 2015
Reconciliation of the provision for income taxes with the statutory amount
Enacted tax rate (as a percent)		20.00%
United Kingdom | Tax Year 2017
Reconciliation of the provision for income taxes with the statutory amount
Enacted tax rate (as a percent)		19.00%
United Kingdom | Tax Year 2020
Reconciliation of the provision for income taxes with the statutory amount
Enacted tax rate (as a percent)		18.00%
Italy
Reconciliation of the provision for income taxes with the statutory amount
Income tax expense (benefit) to adjust deferred tax assets and liabilities for changes in enacted tax rates	$ (11,800)
Italy | Tax Year 2015
Reconciliation of the provision for income taxes with the statutory amount
Enacted tax rate (as a percent)		27.50%
Italy | Tax Year 2017
Reconciliation of the provision for income taxes with the statutory amount
Enacted tax rate (as a percent)		24.00%